Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net income	¥ 17,136	¥ 55,476
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	30,355	29,574
(Gain) loss on investments in equity securities	3,265	(5,550)
Gain on investments in subsidiaries and affiliates		(36,249)
Gain on disposal of office buildings, land, equipment and facilities	151	(3,957)
Deferred income taxes	11,050	11,263
Changes in operating assets and liabilities:
Time deposits	(8,439)	(61,957)
Deposits with stock exchanges and other segregated cash	99,999	62,040
Trading assets and private equity and debt investments	(1,293,513)	(591,566)
Trading liabilities	1,598,294	139,755
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	(1,254,871)	(409,458)
Securities borrowed, net of securities loaned	270,702	745,760
Other secured borrowings	(70,778)	(11,756)
Loans and receivables, net of allowance for credit losses	(275,360)	(124,048)
Payables	408,030	47,178
Bonus accrual	(72,500)	(62,677)
Accrued income taxes, net	(38,497)	(52,004)
Other, net	(84,920)	45,559
Net cash used in operating activities	(659,896)	(222,617)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(55,969)	(51,843)
Proceeds from sales of office buildings, land, equipment and facilities	25,324	24,679
Payments for purchases of investments in equity securities		(100)
Proceeds from sales of investments in equity securities	816	434
Increase in loans receivable at banks, net	(33,031)	(41,540)
Decrease (increase) in non-trading debt securities, net	57,442	(17,578)
Decrease (increase) in investments in affiliated companies, net	(2,822)	49,845
Other, net	480	30,162
Net cash used in investing activities	(7,760)	(5,941)
Cash flows from financing activities:
Increase in long-term borrowings	991,025	2,320,541
Decrease in long-term borrowings	(525,048)	(1,649,198)
Increase (decrease) in short-term borrowings, net	121,210	(230,220)
Increase in deposits received at banks, net	232,810	152,890
Proceeds from sales of common stock held in treasury	3	8
Payments for repurchases of common stock held in treasury	(23,209)	(6)
Payments for cash dividends	(42,254)	(45,952)
Contributions from noncontrolling interests	3,334
Distributions to noncontrolling interests	(2,440)
Net cash provided by financing activities	755,431	548,063
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	271,536	6,726
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	359,311	326,231
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	3,316,408	3,510,011
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	3,675,719	3,836,242
Cash paid during the period for—
Interest	302,848	112,168
Income tax payments, net	¥ 53,527	¥ 82,265